GOING CONCERN	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
GOING CONCERN
GOING CONCERN
3.	GOING CONCERN

The condensed consolidated financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for 12 months from the date the condensed consolidated financial statements were available to be issued. The Company has negative cash flows from operations and net losses for the three months ended March 31, 2026 and further losses are anticipated in the development of its business. These factors raise substantial doubts about the Company’s ability to continue as a going concern for a period of 12 months from the date the consolidated financial statements were available to be issued.

As of March 31, 2026, the Company had $1,102,166 in cash and cash equivalents. The Company expects that its current cash and cash equivalents, approximately $8,347,558 as of June 29, 2026, will not be sufficient to support its projected operating requirements for the next 12 months from the date the condensed consolidated financial statements became available.

The Company expects to need additional capital in order to increase revenues above current levels, and is actively pursuing additional funding through various sources, including potential debt, equity or other capital-raising alternatives, to meet its future operating and capital needs. Any additional equity financing, if available, may not be on favorable terms and would likely be significantly dilutive to the Company’s current stockholders, and debt financing, if available, may involve restrictive covenants. Management has concluded that substantial doubt is not alleviated by its plans. The Company’s ability to access capital when needed is not assured and, if not achieved on a timely basis, will likely have a materially adverse effect on its business, financial condition and results of operations. The financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

3.GOING CONCERN

The consolidated financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for 12 months from the date the consolidated financial statements were available to be issued. The Company has negative cash flows from operations and net losses for the years ended December 31, 2025 and 2024 and further losses are anticipated in the development of its business. These factors raise substantial doubts about the Company’s ability to continue as a going concern for a period of 12 months from the date the consolidated financial statements were available to be issued.

As of December 31, 2025, the Company had $812,534 in cash and cash equivalents as compared to $1,981,564 as of December 31, 2024. The Company expects that its current cash and cash equivalents will not be sufficient to support its projected operating requirements for at least the next 12 months from the date the consolidated financial statements were available to be issued. The consolidated financial statements were available to be issued on March 17, 2026, which is the same date as the report of the independent registered public accounting firm.

3.GOING CONCERN (continued)

The Company expects to need additional capital in order to increase revenues above current levels, and is actively pursuing additional funding through various sources, including potential debt, equity or other capital-raising alternatives, to meet its future operating and capital needs. Any additional equity financing, if available, may not be on favorable terms and would likely be significantly dilutive to the Company’s current stockholders, and debt financing, if available, may involve restrictive covenants. Management has concluded that substantial doubt is not alleviated by its plans. The Company’s ability to access capital when needed is not assured and, if not achieved on a timely basis, will likely have a materially adverse effect on its business, financial condition and results of operations. The financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.